LONG-TERM DEBT - Bank Credit and Letter of Credit Facilities (Details) $ in Billions	1 Months Ended						12 Months Ended
	Jul. 31, 2025 CAD ($) facility	Jul. 31, 2025 USD ($)	Jun. 30, 2025 CAD ($)	Feb. 28, 2025 CAD ($)	Feb. 29, 2024 CAD ($)	Feb. 29, 2024 USD ($)	Dec. 31, 2025 CAD ($)	Sep. 30, 2025 CAD ($)	Jul. 31, 2025 USD ($) facility	Jul. 01, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Apr. 30, 2024 CAD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt				$ 4,000,000,000.0
Deferred government grant liability							$ 79,000,000				$ 39,000,000
Shaw Communications Inc.
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity							6,000,000,000
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity							$ 4,260,000,000				4,000,000,000
Proceeds on issuance of long-term debt	$ 1,800,000,000	$ 1.3
Revolving Credit Facility | Bank Prime Rate or Base Rate | Minimum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate							0.00%
Revolving Credit Facility | Bank Prime Rate or Base Rate | Maximum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate							1.25%
Revolving Credit Facility | Secured Overnight Financing Rate or Canadian Overnight Repo Rate Average | Minimum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate							0.85%
Revolving Credit Facility | Secured Overnight Financing Rate or Canadian Overnight Repo Rate Average | Maximum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate							2.25%
Revolving Credit Facility, Tranche One
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity								$ 3,000,000,000				$ 3,000,000,000
Revolving Credit Facility, Tranche Two
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity								$ 1,000,000,000				$ 1,000,000,000
Term Loan Facilities
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity					$ 6,000,000,000
Repayment of long-term debt			$ 1,000,000,000		3,400,000,000
Term Loan Facilities | Shaw Communications Inc.
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt						$ 2.5
Repayment of long-term debt					$ 3,400,000,000
Unsecured Non-Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity							$ 815,000,000				$ 665,000,000
Proceeds on issuance of long-term debt							$ 134,000,000
Interest rate							1.00%
Deferred government grant liability							$ 79,000,000
Non-Revolving Credit Facilities, Maturing July 2026
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 2,000,000,000								$ 1.5
Number of facilities entered into | facility	2								2
Non-Revolving Credit Facility, Maturing July 2026, One
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 1,000,000,000
Non-Revolving Credit Facility, Maturing July 2026, Two
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 1,000,000,000
Maple Leaf Sports & Entertainment Ltd. Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity										$ 260,000,000
Proceeds on issuance of long-term debt							$ 115,000,000
Maple Leaf Sports & Entertainment Ltd. Non-Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity										$ 300,000,000